Cash and cash equivalents and short term investments	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents and short term investments	Cash and cash equivalents and short-term investments
Cash and cash equivalents
Cash and cash equivalents are comprised of cash and short-term, highly liquid financial instruments, including investments in money market funds, with maturity dates of less than three months when acquired that are readily convertible to cash and are subject to an insignificant risk of changes in value. Counterparties and instruments used to hold the
Group’s cash and cash equivalents are continually assessed, with a focus on preservation of capital and liquidity.
The following table summarises the cash and cash equivalents outstanding in the consolidated statement of financial position as at the dates presented:

	Year ended 31 December
	2025	2024
	€ million	€ million
Cash at banks and on hand	529	611
Short-term deposits and securities	389	952
Total cash and cash equivalents	918	1,563
Cash and cash equivalents are held in the following currencies as at the dates presented:

	Year ended 31 December
	2025	2024
	€ million	€ million
Euro	130	268
British pound	233	497
US dollar	50	51
Norwegian krone	99	57
Swedish krona	31	13
Australian dollar	202	358
Indonesian rupiah	44	123
Papua New Guinean kina	37	36
Philippine peso	20	25
Other	72	135
Total cash and cash equivalents	918	1,563
Included within cash and cash equivalents as at 31 December 2025 and 31 December 2024 were Papua New Guinea cash assets of €37 million and €36 million, respectively, denominated in local currency (kina). Government-imposed currency controls impact the extent to which the cash held in Papua New Guinea can be converted into foreign currency and remitted for use elsewhere in the Group.
As at 31 December 2025, the Group’s Employee Benefit Trust held no cash or cash equivalents, whereas at 31 December 2024 it held €10 million (refer to Note 17). These funds can be solely used for the purchases of CCEP Shares to satisfy the Group’s award requirements under its current and future share-based compensation plans.
There were no other material restrictions on the Group’s cash and cash equivalents.
Short-term investments
Short-term investments are financial assets that are initially recognised at fair value and subsequently measured at amortised cost. The Group classifies its financial assets as measured at amortised cost only if both of the following criteria are met:
■the asset is held within a business model whose objective is to collect the contractual cash flows; and
■the contractual terms give rise to cash flows that are solely payments of principal and interest.
The short-term investment balance is comprised of time deposits and treasury bills, with maturity dates of greater than three months and less than one year when acquired, which do not meet the definition of cash and cash equivalents, and are expected to be held until maturity. These are highly liquid investments and, due to their short-term nature, their carrying amount is not significantly different from the fair values.
As at 31 December 2025, short-term investments were €39 million (2024: €150 million), of which nil were denominated in Papua New Guinea kina (2024: €18 million).
Kina‑denominated investments are subject to government-imposed currency controls which impact the extent to which these investments, upon maturity, can be converted into foreign currency and remitted for use elsewhere in the Group.
Cash receipts arising from the interest earned on cash and cash equivalents and short‑term investments were €61 million, €74 million and €58 million for the years ended 31 December 2025, 31 December 2024, and 31 December 2023, respectively.